Earnings Per Share - Summary of the Basic and Diluted Earnings Per Share Attributable to Owners of the Company (Details) - $ / shares	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020
Earnings per share [abstract]
Earnings for the purpose of basic and diluted earnings per share	$ 214,279	$ 177,865	$ 151,362
Weighted average number of ordinary shares for the purpose of basic earnings per share	67,579,432	52,919,515	40,152,697
Effect of dilutive potential ordinary shares - restricted ordinary shares and restricted shares unit (note 28)	28,492	7,185
Weighted average number of ordinary shares for the purpose of diluted earnings per share	67,607,924	52,926,700	40,152,697